Income Taxes - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Income Taxes
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Term of operating loss carry forward		5 years	5 years
Withholding income tax rate	10.00%
Withholding tax rate on dividends distributed by a FIE		10.00%	10.00%
Reduced withholding tax rate, if the foreign investor owns directly at least 25% of the shares of the FIE		5.00%	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%	25.00%
Accumulated undistributed earnings of Group's PRC subsidiaries		¥ 5,100,000,000		¥ 5,100,000,000
Undistributed earning		5,904,540,000		6,436,946,000		$ 808,919
Uncertain tax positions		¥ 0		0	¥ 0
Earliest Tax Year
Income Taxes
Operating loss carry forwards expiration year		2025	2025
Latest Tax Year
Income Taxes
Operating loss carry forwards expiration year		2029	2029
Inland Revenue, Hong Kong
Income Taxes
Statutory income tax rate		16.50%	16.50%
State Administration of Taxation, People's Republic of China
Income Taxes
Statutory income tax rate		25.00%	25.00%
Hong Kong
Income Taxes
Assessable profits threshold for preferential income tax rate | $			$ 2
Tax rate		8.25%	8.25%
Statutory income tax rate		16.50%	16.50%
Peoples Republic of China and Hong Kong
Income Taxes
Tax rate		15.00%	15.00%
Operating loss carry forward		¥ 2,173,270,000
Variable Interest Entity, Primary Beneficiary | CHINA
Income Taxes
Undistributed earning		¥ 3,300,000,000		¥ 3,400,000,000